Other Financial Liabilities at Fair Value Through Profit or Loss - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [abstract]
Increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	£ (12)	£ (3)	£ (77)
Accumulated increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	(10)	(3)
Difference between carrying amount of financial liability and amount contractually required to pay at maturity to holder of obligation	£ 0	£ 11